III. FINANCIAL RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2024
III. FINANCIAL RISK MANAGEMENT
Disclosure of effect of changes in foreign exchange rates [text block]
All amounts Long / (Short) in thousands of U.S. dollars	As of December 31,
Currency Exposure / Functional currency	2024	2023
Euro / U.S. dollar	(183,985)	(203,608)
Saudi Arabian Riyal / U.S. dollar	(173,233)	(181,931)
Argentine Peso / U.S. dollar	(40,565)	(134,716)
Brazilian Real / U.S. dollar	(41,591)	(25,680)

Disclosure of financial instruments by type of interest rate [text block]
	As of December 31,
	2024		2023
	In thousands of U.S. dollars	%	In thousands of U.S. dollars	%
Fixed rate (*)	172,018	39%	294,946	51%
Variable rate	265,380	61%	288,491	49%
Total	437,398		583,437

(*) Out of the $172.0 million fixed rate borrowings, $162.1 million are short-term.

Disclosure of fair value of financial instruments [text block]
	Carrying amount	Measurement Categories			At Fair Value
December 31, 2024		Amortized Cost	FVOCI	FVPL	Level 1	Level 2	Level 3
Assets
Cash and cash equivalents	675,256	320,212	-	355,044	355,044	-	-
Other investments	2,372,999	722,328	1,273,673	376,998	1,650,671	-	-
Fixed income (time-deposit, zero coupon bonds, commercial papers)	722,328	722,328	-	-	-	-	-
Certificates of deposits	582,142	582,142	-	-	-	-	-
Commercial papers	130,034	130,034	-	-	-	-	-
Other notes	10,152	10,152	-	-	-	-	-
Bonds and other fixed income	1,273,673	-	1,273,673	-	1,273,673	-	-
U.S. government securities	645,841	-	645,841	-	645,841	-	-
Non-U.S. government securities	31,383	-	31,383	-	31,383	-	-
Corporates securities	586,229	-	586,229		586,229	-	-
Other notes	10,220		10,220		10,220
Mutual Fund	376,998	-	-	376,998	376,998	-	-
Derivative financial instruments	7,484	-	-	7,484	-	7,484	-
Other Investments Non-current	1,005,300	140,292	857,959	7,049	857,959	-	7,049
Bonds and other fixed income	857,959	-	857,959	-	857,959	-	-
Fixed income (time-deposit, zero coupon bonds, commercial papers)	140,292	140,292	-	-	-	-	-
Other investments	7,049	-	-	7,049	-	-	7,049
Trade receivables	1,907,507	1,907,507	-	-	-	-	-
Receivables C and NC	435,973	191,058	-	-	-	-	-
Other receivables	191,058	191,058	-	-	-	-	-
Other receivables (non-financial)	244,915	-	-	-	-	-	-
Total		3,281,397	2,131,632	746,575	2,863,674	7,484	7,049
Liabilities
Borrowings C and NC	437,398	437,398	-	-	-	-	-
Trade payables	880,261	880,261	-	-	-	-	-
Other liabilities C and NC	887,526	31,985	-	243,264	-	-	243,264
Other liabilities (*)	275,249	31,985	-	243,264	-	-	243,264
Other liabilities (non-financial)	612,277	-	-	-	-	-	-
Lease Liabilities C and NC	144,926	144,926	-	-	-	-	-
Derivative financial instruments	8,300	-	-	8,300	-	8,300	-
Total		1,494,570	-	251,564	-	8,300	243,264

(*) Includes liability related to share buyback program. See note 35 to these Consolidated Financial Statements.

	Carrying amount	Measurement Categories			At Fair Value
December 31, 2023		Amortized Cost	FVOCI	FVPL	Level 1	Level 2	Level 3
Assets
Cash and cash equivalents	1,637,821	1,414,397	-	223,424	223,424	-	-
Other investments	1,969,631	896,166	834,281	239,184	1,073,465	-	-
Fixed income (time-deposit, zero coupon bonds, commercial papers)	896,166	896,166	-	-	-	-	-
U.S. Sovereign Bills	282,225	282,225	-	-	-	-	-
Certificates of deposits	334,637	334,637	-	-	-	-	-
Commercial papers	196,708	196,708	-	-	-	-	-
Other notes	82,596	82,596	-	-	-	-	-
Bonds and other fixed income	834,281	-	834,281	-	834,281	-	-
U.S. government securities	126,399	-	126,399	-	126,399	-	-
Non-U.S. government securities	10,943	-	10,943	-	10,943	-	-
Corporates securities	696,939	-	696,939	-	696,939	-	-
Mutual Fund	239,184	-	-	239,184	239,184	-	-
Derivative financial instruments	9,801	-	-	9,801	-	9,801	-
Other Investments Non-current	405,631	-	398,220	7,411	398,220	-	7,411
Bonds and other fixed income	398,220	-	398,220	-	398,220	-	-
Other investments	7,411	-	-	7,411	-	-	7,411
Trade receivables	2,480,889	2,480,889	-	-	-	-	-
Receivables C and NC	414,778	93,144	-	-	-	-	-
Other receivables	93,144	93,144	-	-	-	-	-
Other receivables (non-financial)	321,634	-	-	-	-	-	-
Total		4,884,596	1,232,501	479,820	1,695,109	9,801	7,411
Liabilities
Borrowings C and NC	583,437	583,437	-	-	-	-	-
Other liabilties C and NC	693,913	-	-	86,240	-	-	86,240
Other liabilities (*)	86,240	-	-	86,240	-	-	86,240
Other liabilities (non-financial)	607,673	-	-	-	-	-	-
Trade payables	1,107,567	1,107,567	-	-	-	-	-
Lease Liabilities C and NC	134,433	134,433	-	-	-	-	-
Derivative financial instruments	11,150	-	-	11,150	-	11,150	-
Total		1,825,437	-	97,390	-	11,150	86,240

(*) Includes liability related to share buyback program. See note 35 to these Consolidated Financial Statements.

Disclosure of fair value measurement of assets [text block]
	Year ended December 31,
	2024	2023
At the beginning of the year	7,411	54,987
Decrease (*)	(185)	(47,467)
Currency translation adjustment and others	(177)	(109)
At the end of the year	7,049	7,411

(*) For the year 2023, related to the sale of Venezuela awards. For more information see note 6.

Disclosure of fair value measurement of liabilities [text block]
	Year ended December 31,
	2024	2023
At the beginning of the year	86,240	-
Settlement of share buy back program liability	(86,240)	-
Increase in share buyback program liability	243,264	86,240
At the end of the year	243,264	86,240